Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Central Index Key	0000315812
Amendment Flag	false
Document Creation Date	Apr. 25, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
MORGAN STANLEY TAX FREE DAILY INCOME TRUST | MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Risk/Return:
Trading Symbol	DSTXX